As filed with the Securities and Exchange Commission on November 20, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

JORDAN OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 81.1%
Airlines - 6.3%
26,030	Delta Air Lines, Inc.	$614,048
43,540	United Continental Holdings, Inc. (a)	1,337,113
58,421	U.S. Airways Group, Inc. (a)	1,107,662
		3,058,823
Auto Components - 5.2%
26,500	Johnson Controls, Inc.	1,099,750
20,150	TRW Automotive Holdings Corp. (a)	1,436,896
		2,536,646
Automobiles - 2.9%
38,589	General Motors Co. (a)	1,388,046

Capital Markets - 7.2%
60,505	The Blackstone Group L.P.	1,505,969
6,750	Goldman Sachs Group, Inc.	1,067,918
34,220	Morgan Stanley	922,229
		3,496,116
Communications Equipment - 2.8%
20,078	QUALCOMM, Inc.	1,352,454

Computers & Peripherals - 2.8%
2,849	Apple, Inc.	1,358,261

Diversified Financial Services - 4.8%
23,915	Citigroup, Inc.	1,160,117
22,240	JPMorgan Chase & Co.	1,149,586
		2,309,703
Electrical Equipment - 5.9%
49,730	ABB Ltd. - ADR	1,173,131
15,550	Rockwell Automation, Inc.	1,662,917
		2,836,048
Energy Equipment & Services - 6.1%
15,470	FMC Technologies, Inc. (a)	857,347
16,560	Hornbeck Offshore Services, Inc. (a)	951,206
19,410	Tidewater Inc.	1,150,820
		2,959,373
Health Care Providers & Services - 8.8%
43,080	HCA Holdings, Inc.	1,841,670
18,383	Omnicare, Inc.	1,020,257
34,090	Tenet Healthcare Corp. (a)	1,404,167
		4,266,094
Hotels, Restaurants & Leisure - 1.9%
22,316	Marriott International, Inc.	938,611

Internet Software & Services - 4.1%
39,240	Facebook, Inc. (a)	1,971,417

Media - 1.9%
10,884	Viacom, Inc.	909,685

Metals & Mining - 7.9%
140,740	Eldorado Gold Corp.	944,365
36,770	Goldcorp Inc.	956,388
34,260	Newmont Mining Corp.	962,706
95,220	Yamana Gold, Inc.	990,288
		3,853,747
Oil, Gas & Consumable Fuels - 2.4%
26,520	CVR Refining, LP	661,409
8,810	Phillips 66	509,394
		1,170,803
Semiconductors & Semiconductor Equipment - 6.7%
26,610	KLA-Tencor Corp.	1,619,219
31,700	Lam Research Corp. (a)	1,622,722
		3,241,941

Wireless Telecommunication Services - 3.4%
46,980	Vodafone Group PLC - ADR	1,652,756

TOTAL COMMON STOCKS
(Cost $32,711,740)		39,300,524

Contracts (100 shares per contract)

PUT OPTIONS PURCHASED - 0.1%
Index Option - 0.1%
703	iShares Russell 2000 Index,
	Expiration: October 2013, Exercise Price: $104	65,379

TOTAL PUT OPTIONS PURCHASED
(Cost $68,427)		65,379

SHORT-TERM INVESTMENTS - 18.5%
Money Market Fund - 18.5%
8,986,305	Invesco Short-Term Treasury Portfolio - Institutional Class, 0.02% (b)	8,986,305

TOTAL SHORT-TERM INVESTMENTS
(Cost $8,986,305)		8,986,305

TOTAL INVESTMENTS IN SECURITIES - 99.7%
(Cost $41,766,472)		48,352,208
Other Assets in Excess of Liabilities - 0.3%		147,947
TOTAL NET ASSETS - 100.0%		$48,500,155

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Seven-day yield as of September 30, 2013.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows+:

Cost of investments	$41,975,160

Gross unrealized appreciation	7,319,413
Gross unrealized depreciation	(942,365)
Net unrealized appreciation	6,377,048

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Jordan Opportunity Fund
Summary of Fair Value Exposure at September 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2013. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$39,300,524	$-	$-	$39,300,524
Put Options Purchased	-	65,379	-	65,379
Short-Term Investments	8,986,305	-	-	8,986,305
Total Investments	$48,286,829	$65,379	$-	$48,352,208

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*           /s/ Elaine E. Richards
Elaine E. Richards, President

Date          11/8/13

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Elaine E. Richards
Elaine E. Richards, President

Date          11/8/13

By (Signature and Title)*            /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date          11/13/13
* Print the name and title of each signing officer under his or her signature.